Consolidated Statements of Stockholders' / Member Equity - USD ($) $ in Millions	Total	Accumulated other comprehensive income (loss)	(Accumulated deficit) / Retained earnings	Common Stock	Additional paid in capital	Albertsons Companies, LLC Member investment	Albertsons Companies, LLC Accumulated other comprehensive income (loss)	Albertsons Companies, LLC (Accumulated deficit) / Retained earnings
Beginning balance at Feb. 28, 2015	$ 2,168.5					$ 1,848.7	$ 59.6	$ 260.2
STOCKHOLDERS' / MEMBER EQUITY
Equity-based compensation	97.8					97.8
Member contribution	21.6					21.6
Other member activity	(0.2)					(0.2)
Net income (loss)	(502.2)							(502.2)
Other comprehensive income (loss), net of tax	(172.3)						(172.3)
Ending balance at Feb. 27, 2016	1,613.2	$ (112.7)				1,967.9	(112.7)	(242.0)
STOCKHOLDERS' / MEMBER EQUITY
Equity-based compensation	53.3					53.3
Employee tax withholding on vesting of phantom units	(17.4)					(17.4)
Other member activity	(4.5)					(4.5)
Net income (loss)	(373.3)							(373.3)
Other comprehensive income (loss), net of tax	99.9						99.9
Ending balance at Feb. 25, 2017	1,371.2	(12.8)				$ 1,999.3	$ (12.8)	$ (615.3)
STOCKHOLDERS' / MEMBER EQUITY
Net income (loss)	46.3
Other comprehensive income (loss), net of tax	203.9
Ending balance at Feb. 24, 2018		191.1
STOCKHOLDERS' / MEMBER EQUITY
Stockholders' equity, ending balance	$ 1,398.2	$ 191.1	$ (569.0)	$ 2.8	$ 1,773.3
Shares outstanding, ending balance				279,654,028